INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Deferred tax assets	$ 280.8	$ 254.8
Deferred tax liabilities - net	430.3	485.1	$ 269.3
Accrued expenses and other
Income tax expense
Deferred tax assets	49.0	51.1
Deferred tax liabilities	1.3	2.4
Property, plant and equipment [member]
Income tax expense
Deferred tax assets	1.8	5.2
Deferred tax liabilities	662.7	677.5
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	118.6	123.3
Inventory capitalization
Income tax expense
Deferred tax assets	20.6	20.8
Deferred tax liabilities	47.1	60.0
Non-capital loss
Income tax expense
Deferred tax assets	$ 90.8	$ 54.4